Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Home warranty contracts term	1 year		1 year
Franchise revenue as a percentage of consolidated revenue from continuing operations	6.00%		6.00%
Total profits from the franchised operations	$ 54	$ 51	$ 78	$ 71	$ 72
Deferred revenue	511		448	423
Deferred customer acquisition costs	38		30	27
Depreciation of property and equipment, including depreciation of assets held under capital leases	36	35	48	42	38
Impairment charge	47
Impairment charges, net of tax	28
Impairment of the capitalized software	45
Costs recognition of the remaining Liabilities associated with the termination of lease, maintenance and hosting agreements	$ 2